INCOME TAXES	12 Months Ended
Apr. 30, 2012
INCOME TAXES

NOTE 18.  INCOME TAXES

The Company’s main operations are located in China. The Company is subject to corporate income taxes primarily in two taxing jurisdictions, China (“PRC”), and the United States of America (“US”).  The income of the Company is mainly generated via its 2 Mines, KMC, Da Ping, Wei She and TNI which are foreign entities located in China. The Company incurs tax liability for the coal operations charged at 25% of net profit. As the 2 Mines (DaPuAn Mine and SuTsong Mine) and Wei She mine are in a heavily regulated resource business in China, and HongXing,  ZoneLin and DaPing are in a form of proprietorship (are not incorporated as a corporation), thus they are subject a special tax rate equal to a 5% of total revenue proceeds, subject to provisional adjustments when the coal sale changes. As no cash or funds were repatriated from China to the U.S., the Company’s income was not subject to the U.S. federal taxation, under subpart F, income from controlled foreign company, of the U.S. Internal Revenue Code.

There is immaterial amount of deferred income taxes for the differences between financial accounting and tax bases of assets and liabilities.  For the years ended on April 30, 2012 and 2011, there were no material temporary book/tax differences or differences between financial accounting and tax bases of assets and liabilities.

The Company’s income tax liability for the years ended April 30,2012 and 2011 was $4,885,298 and $10,622,221, respectively.  These tax payables to Chinese local governments can be postponed temporarily as we are a U.S. company bringing in U.S. management skills and investing capital to increase coal production and safety standards, beneficial to the Chinese local communities.  According to Chinese law, a new joint venture located in the western part of China may benefit under the “Go-West” policy to enjoy a special Chinese tax rebates from the government, thus there is a high probability that the 2 Mines, KMC, Da Ping, Wei She and TNI tax liability payments may be delayed or mitigated.

The significant component for income taxes is described for both US and PRC operation as of April 30, 2012 and 2011 are described below.

a) United States of America

As of April 30, 2012, the Company in the United States had $29,137,122 in net operating loss carry forwards available to offset future taxable income. Federal net operating losses can generally be carried forward twenty years. The deferred tax assets at April 30, 2012 consist mainly of net operating loss carry forwards. Due to the uncertainty of the realization of the related deferred tax assets of $10,275,838, a reserve equal to the amount of deferred income taxes has been established at April 30, 2012. The Company has provided 100% valuation allowance to the deferred tax assets as of April 30, 2012, 2011 and 2010 $10,275,838, $7,000,000 and $2,923,000, respectively.

Uncertain Tax Positions

Current authoritative guidance requires that the Company recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For a tax position meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. At April 30, 2012, the Company did not have any unrecognized tax benefits that, if recognized, would affect the effective tax rate.

The Company is subject to examination of income tax filings in the U. S. for the tax periods 2008 and forward. As of April 30, 2012, no tax examination has been conducted.

b) People’s Republic of China (PRC)

Pursuant to the PRC Income Tax Laws, the Company’s subsidiaries are generally subject to Enterprise Income Taxes ("EIT") at a statutory rate of 25% for KMC.  The LLC, TNI, WeiShe and DaPing entities are owned in the form of partnerships, thus, the statutory rate is 5%.

The following table sets forth the significant components of the provision for income taxes for operation in PRC as of April 30:

	For the years ended April 30,
	2012	2011	2,010
Consolidated pretax income	25,626,361	49,923,290	44,229,649
Expected income tax expense	8,712,963	16,973,919	15,038,081
Difference between statutory rate and foreign effective tax rate	(8,819,945)	(13,718,613)	(11,787,256)
Change in valuation allowance	3,303,047	4,309,149	1,280,264
Actual tax expense	3,196,065	7,388,422	4,531,089
Consolidated effective tax rate	12%	15%	10%